Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net income	$ 23,972	$ 29,257	$ 37,455
Adjustments to reconcile net income to net cash provided by operating activities:
Allowance for doubtful accounts	86	87	11
Inventory write-down	318	1,285	48
Deferred tax	183	131	618
Share-based compensation	9,196	9,681	0
Depreciation and amortization	1,386	775	227
Loss from disposal of property and equipment	4	0	17
Lease expense to reduce right-of-use assets	6,400	0	0
Unrealized foreign currency exchange losses (gains)	2,126	2,012	(1,023)
Interest expense of capital lease		198	27
Changes in operating assets and liabilities:
Accounts receivable	(9,161)	5,897	(10,119)
Inventories	2,785	(47,148)	(13,862)
Prepayments and other current assets	(1,384)	(1,717)	(5,243)
Accounts payable	6,619	6,309	4,141
Contract liabilities	(1,689)	266	3,062
Income tax payable	(1,530)	1,315	5,921
Accrued expenses and other current liabilities	14,356	208	12,004
Operating lease liabilities	(4,011)	0	0
Net cash provided by operating activities	49,656	8,556	33,284
Investing activities:
Cash paid for purchase of property and equipment	(709)	(1,825)	(654)
Cash received from disposal of property and equipment	0	0	7
Net cash used in investing activities	(709)	(1,825)	(647)
Financing activities:
Proceeds from issuance of Series E Preferred Shares			25,000
Repayment of finance lease obligations	(3,624)	(2,526)	(307)
Repurchase of vested share-based awards			(2,435)
Repayment of bank loans	(312)	(430)	(96)
Repayment of borrowings from a related party			(89)
Proceeds from bank loans			1,199
Proceeds from prepaid consideration of restricted shares	1,578
Proceeds from initial public offering, net of IPO costs	34,245
Net cash provided by (used in) financing activities	31,887	(2,956)	23,272
Effect of foreign currency exchange rate changes on cash and restricted cash	380	(2,110)	735
Net increase in cash and restricted cash	81,214	1,665	56,644
Cash and restricted cash at the beginning of the year	63,862	62,197	5,553
Cash and restricted cash at the end of the year	145,076	63,862	62,197
Supplemental information
Interest expense paid	568	309	46
Income taxes paid	8,539	7,022	1,658
Non-cash investing and financing activities:
Purchase of property and equipment under finance leases	2,719	$ 4,086	$ 2,930
Share based awards attributable to the IPO where no cash payment is required	$ 807